INTEREST-BEARING BORROWINGS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 4,213,900,028	¥ 3,512,114,961
Funds obtained from Internet funding platforms
Assets Sold under Agreements to Repurchase [Line Items]
Term	3 to 12 months	3 to 12 months
Gross obligations under repurchase agreements	¥ 0	¥ 1,405,217,000
Funds obtained from Internet funding platforms | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	9.70%	9.70%
Funds obtained from Internet funding platforms | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	14.00%	14.00%
Funds obtained from Private investment funds
Assets Sold under Agreements to Repurchase [Line Items]
Term	Less than 1 year	Less than 1 year
Gross obligations under repurchase agreements	¥ 2,540,140,000	¥ 2,042,700,000
Funds obtained from Private investment funds | Minimum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	10.00%	10.00%
Funds obtained from Private investment funds | Maximum
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	16.00%	16.00%
Funds obtained from asset management company
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	14.00%	14.00%
Term	Less than 1 year	Less than 1 year
Gross obligations under repurchase agreements	¥ 10,000,000	¥ 0
Funds obtained from financial institution
Assets Sold under Agreements to Repurchase [Line Items]
Fixed interest rate per annum	12.10%	12.10%
Term	Within 4 years	Within 4 years
Gross obligations under repurchase agreements	¥ 1,625,676,189	¥ 0
Interest payable internet funding platforms
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	0	50,757,320
Interest payable private investment funds
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	20,046,580	13,440,641
Interest payable asset management company
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	713,425	0
Interest payable financial institution
Assets Sold under Agreements to Repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 17,323,834	¥ 0